Note 16 - Equity Method Investment in Caris HealthCare, L.P.	12 Months Ended
Dec. 31, 2011
Equity Method Investments Disclosure [Text Block]
Note 16 – Equity Method Investment in Caris HealthCare, L.P.

As of December 31 2011, we have a 64.4% non-controlling ownership interest in Caris, a business that specializes in hospice care services in NHC owned health care centers and in other settings.  At December 31, 2011, we acquired an additional 7.5% limited partnership interest in Caris, which increased our non-controlling ownership interest from 56.9% to 64.4%.  Effective January 1, 2012, we acquired an additional 2.7% limited partnership interest in Caris, which will bring our total non-controlling ownership interest to 67.1%.  See Note 17 for further disclosure of our acquisitions in Caris.

The carrying value of our investment is $18,912,000 and $12,797,000 at December 31, 2011 and 2010, respectively.  The carrying amounts are included in Investments in limited liability companies and other in the consolidated balance sheets.  Summarized financial information of Caris for the years ended December 31, 2011, 2010, and 2009 is provided below.

	December 31,
	2011	2010	2009
	( in thousands)
Current assets	$18,209	$20,257	$27,289
Noncurrent assets	1,142	599	816
Liabilities	7,814	7,988	7,563
Partners’ capital	11,537	12,868	20,542
Revenue	44,454	43,896	44,086
Expenses	28,055	26,200	26,929
Net income	16,399	17,696	17,157

Consolidation Considerations

Due to our increased ownership percentage in Caris during the 2011 and 2010 years, we have considered whether Caris should be consolidated by NHC under the guidance provided in ASC Topic 810, Consolidation.  We do not consolidate Caris because (1) Caris’ equity at risk is sufficient to finance its activities without additional subordinated financial support, (2) the general partner of the Partnership has the power to direct the activities that most significantly impact the economic performance of Caris, and (3) the equity holders of Caris possess the characteristics of a controlling financial interest, including voting rights that are proportional to their economic interests.  Supporting the assertions above is the following:  (1) the ownership percentage of the general partner did not change and remains equally divided between NHC and another party, (2) the general partner manages and controls the Partnership with full and complete discretion, and (3) the limited partners have no right or power to take part in the control of the business of the Partnership, which is where our ownership percentage increase occurred.